Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2024
Related Party Transactions [Abstract]
Schedule of Payment on Behalf of Others	Payment on behalf of others
	June 30, 2024	December 31, 2023	June 30, 2023
Payment on behalf of others (Recorded as Other current assets) SELX	$46,172	$29,122	$-

Schedule of Payables to Related Parties	Payables to related parties:
	June 30, 2024	December 31, 2023	June 30, 2023
Other payables SELX	$2,487	$-	$-

Schedule of Key Management Compensation	Key management compensation
	Six months ended June 30,	Six months ended June 30,
	2024	2023
Salaries and other short-term employee benefits	$6,842	$6,841